UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07540
______________________________________________

Global High Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1.   Reports to Stockholders.

Closed-end funds	April 30, 2011

Global High Income Fund Inc.
Semiannual Report
April 30, 2011

Global High Income Fund Inc.:
Managed distribution policy—key points to note

•	The Fund has a managed distribution policy. Since August 2009, the Fund makes regular monthly distributions at an annualized rate equal to 8% of the Fund’s net asset value, as determined as of the last trading day during the first week of a month (usually a Friday, unless the NYSE is closed that day). (From June 2005 through the monthly distribution for July 2009, the annualized rate had been 9%.)

•	To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a percentage of its net assets) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Fund is deemed to be paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

•	You should not draw any conclusions about the Fund’s investment performance from the amount of the monthly distribution or from the terms of the Fund’s managed distribution policy.

•	The Fund periodically issues notices and press releases estimating the source characteristics of its monthly distributions. The amounts and sources reported in these materials are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV (or your financial intermediary should provide you with similar information) for the calendar year that will tell you how to report these distributions for federal income tax purposes.

•	The Fund’s Board may change or terminate the managed distribution policy at any time without prior notice to Fund shareholders; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

•	Further information regarding the Fund’s managed distribution policy is contained in the section captioned “Distribution policy” towards the end of this report.

Global High Income Fund Inc.

June 14, 2011

Dear shareholder,
We present you with the semiannual report for Global High Income Fund Inc. (the “Fund”) for the six months ended April 30, 2011.

Performance
Over the six months ended April 30, 2011, the Fund returned 3.94% on a net asset value basis and declined 8.74% on a market price basis. Over the same period, the median for the Fund’s Lipper Emerging Markets Debt Funds peer group returned 0.63% on a net asset value basis, and declined 1.72% on a market price basis. In comparison, the Fund’s benchmark, the Global High Income Fund Index (the “Index”), returned 2.36%. (For more performance information, including a description of the Index, please refer to “Performance at a glance’’ on page 6.)

The Fund did not use structural leverage during the reporting period. That is, the Fund did not have preferred stock outstanding or borrow from banks for investment purposes, as some of its peers may have done. Leverage magnifies returns on both the upside and on the downside, and creates a wider range of returns within the Fund’s peer group.
Global High Income
Fund Inc.

Investment goals:
Primarily, high level of current
income; secondarily, capital
appreciation

Portfolio management:
Portfolio management team,
including Uwe Schillhorn
UBS Global Asset
Management (Americas) Inc.

Commencement:
October 8, 1993

NYSE symbol:
GHI

Dividend payments:
Monthly

The Fund traded at both a premium and a discount to its net asset value (“NAV”) over the period. At the beginning of the reporting period, the Fund traded at around a 5.8% premium to its NAV.1 However, as of April 30, 2011,

[1]	A fund trades at a premium when the market price at which its shares trade is more than its NAV per share. Alternatively, a fund trades at a discount when the market price at which its shares trade is less than its NAV per share. The market price is the price the market is willing to pay for shares of a fund at a given time, and may be influenced by a range of factors, including supply and demand and market conditions. NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, less all liabilities, by the total number of common shares outstanding.

Global High Income Fund Inc.

the end of the reporting period, the Fund traded at a 7.2% discount. As a result, the Fund’s market price performance for the period was considerably lower than its NAV performance. In other words, while the value of the Fund’s underlying investment portfolio increased over the reporting period (NAV performance), a similar increase was not reflected in the Fund’s market price performance, which reflected the shift in the Fund’s market price from trading at a premium to NAV to trading at a discount to NAV.

An interview with Portfolio Manager Uwe Schillhorn
Q.	How did emerging markets debt perform over the reporting period?
A.	The emerging markets debt asset class generated mixed results. Emerging markets debt prices generally weakened over the first half of the period, as risk aversion increased given an escalation of the European sovereign debt crisis and mounting geopolitical issues in the Middle East and Northern Africa. In addition, rising commodity and food prices sparked inflationary pressures in many emerging markets countries. This, in turn, led to interest rate hikes by a number of developing country central banks. The asset class then largely stabilized in February 2011 and rallied in March and April. This turnaround was due, in part, to renewed investor risk appetite for higher yielding securities, such as the yields available from emerging markets debt, given the low interest rate environment.

Q.	What factors influenced Fund performance?
A.	A key component of our investment process is to conduct comprehensive research and pursue a variety of strategies that seek to generate a high level of current income and capital appreciation for the Fund. More specifically, we look to meet the Fund’s goals by strategically diversifying its portfolio among various countries, securities and currencies. We believe that maintaining a diversified portfolio is essential to prevent the Fund from being overly dependent upon any one area. With this in mind, the following strategies were key contributors to performance during the reporting period.

• An overweight to local currencies against the US dollar (USD). The Fund was rewarded for maintaining its longstanding overweight to local currencies. They generally performed well against a backdrop of strong economic growth, low fiscal deficits and solid investor demand during the second half of the reporting period. In particular, the Fund’s overweights to the Brazilian real, Mexican peso, Russian ruble and Indonesian rupiah were beneficial for performance. We continue to have a positive long-term

Global High Income Fund Inc.

outlook for local currencies. However, it should be noted that as a result of a short-term tactical move we made in the last few weeks of the reporting period—given our more cautious view on emerging markets currencies following their impressive appreciation versus the USD—the Fund’s overweight to local currencies declined on an overall basis.

• Overweight positions in Venezuela and Russia contributed to results. These higher beta (higher risk) countries generated solid results, in part due to robust demand as investors were drawn to the attractive yields available in these countries. In addition, both countries were beneficiaries of rising oil and commodity prices.

• An exposure to debt issued by Argentina was beneficial. Having an out-of-benchmark position in short dated US dollar-denominated debt from Argentina modestly contributed to performance as it offered attractive yields.

Q.	What factors negatively impacted the Fund’s performance during the period?
A.	Political unrest in the Middle East resulted in poor performance in a number of countries, including Egypt. The Fund was spared the brunt of this decline as we sold several positions in the region, including our holdings in Egyptian pound denominated bonds soon after the political uprising began.

Another modest detractor from the Fund’s results was its position in Greek sovereign debt. While concerns related to its debt crisis continued, having a fairly small position in Greece helped to limit the negative impact on the Fund.

Q.	How did you manage the Fund’s duration during the reporting period?
A.	We maintained a duration of 6.2 years, similar to that of the Index. We felt this was appropriate given the uncertainties surrounding the geopolitical environment and inflationary concerns. Overall, this positioning had a minimal impact on performance during the review period. (Duration measures a fund’s sensitivity to interest rate changes and is related to the maturity of the bonds comprising the portfolio.)

Q.	What derivative instruments had the greatest impact on Fund performance during the reporting period?
A.	The Fund utilized currency forwards to manage its exposure to local currencies. Currency forwards are agreements based on the exchange rates between

Global High Income Fund Inc.

currencies at a future date. In addition, the Fund used credit default swaps (a type of credit derivative) to adjust the Fund’s exposure to the debt of certain emerging markets countries. Finally, structured notes, another type of derivative, were employed to gain access to various local markets. In total, the use of these instruments was beneficial for performance during the reporting period.

Q.	What is your outlook for the emerging markets debt asset class?
A.	We continue to have a positive long-term outlook for emerging markets investments. Volatility may stay elevated in the near term due to market uncertainty and investor risk aversion. However, we feel that demand for these securities has been supported by investors’ search for higher yielding securities. Although US dollar-denominated spreads—the difference between the yields paid on US Treasury bonds and emerging markets debt—are already at lower levels, a low global yield environment, as well as generally strong investor demand, may further support this portion of the market.

Strong fundamental data, including stable reserves, a more solid fiscal situation and lower indebtedness, coupled with an attractive yield difference between emerging and developed markets, may further support the appreciation trend for emerging markets currencies. We are also encouraged that many emerging market country central banks have proactively taken steps to tame inflation by raising interest rates, rather than wait for the developed market countries to take action.

Global High Income Fund Inc.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding your fund, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President
Global High Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

Uwe Schillhorn, CFA
Portfolio Management Team Member
Global High Income Fund Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2011. The views and opinions in the letter were current as of June 14, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

Global High Income Fund Inc.

Performance at a glance (unaudited)

Average annual total returns for periods ended 04/30/2011

Net asset value returns	6 months	1 year	5 years	10 years

Global High Income Fund Inc.	3.94%	13.48%	8.96%	12.13%

Lipper Emerging Markets Debt Funds median	0.63	11.44	8.71	12.44

Market price returns

Global High Income Fund Inc.	(8.74)%	5.73%	6.81%	11.98%

Lipper Emerging Markets Debt Funds median	(1.72)	12.06	9.93	13.29

Index returns

Global High Income Fund Index[1]	2.36%	12.87%	10.59%	11.38%

J.P. Morgan Emerging Markets Bond
Index Global (EMBI Global)[2]	(1.17)	9.33	8.58	10.36

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s net asset value (“NAV”) returns assume, for illustration only, that dividends and other distributions, if any, were reinvested at the NAV on the payable dates. The Fund’s market price returns assume that all dividends and other distributions, if any, were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and other distributions, if any, or on the sale of Fund shares.

[1]	The Global High Income Fund Index is an unmanaged index compiled by UBS Global Asset Management (Americas) Inc. constructed as follows: from the Fund’s inception until 12/31/93: 100% J.P. Morgan Emerging Markets Bond Index (EMBI); from 01/01/94 to 11/05/06: 100% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global); from 11/06/06 to 03/31/08: 70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 04/01/08 to 05/31/08: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 06/01/08 to Present: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). Investors should note that indices do not reflect the deduction of fees and expenses.
[2]	The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. Investors should note that indices do not reflect the deduction of fees and expenses.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

Global High Income Fund Inc.

Portfolio statistics (unaudited)

Characteristics[1]	04/30/11	10/31/10	04/30/10

Net asset value	$13.81	$14.16	$13.49

Market price	$12.81	$14.98	$13.46

12-month dividends/distributions	$1.3949	$1.0579	$1.0407

Dividend/distribution at period-end	$0.0901	$0.0939	$0.0901

Net assets (mm)	$298.2	$305.7	$291.3

Weighted average maturity (yrs.)	10.5	9.6	8.8

Modified duration (yrs.)[2]	6.2	6.6	5.6

Currency exposure[3]	04/30/11	10/31/10	04/30/10

US dollar denominated	44.9%	34.6%	28.1%

Foreign denominated	55.1	65.4	71.9

Total	100.0%	100.0%	100.0%

Top ten countries (excluding US)[4]	04/30/11		10/31/10		04/30/10

Brazil	13.0%	Brazil	11.5%	Brazil	14.9%

South Africa	8.6	Russia	9.7	Poland	7.8

Russia	8.0	Poland	7.6	Russia	7.8

Indonesia	6.5	Turkey	6.8	Indonesia	7.0

Mexico	6.2	Indonesia	6.5	Venezuela	6.3

Poland	6.2	South Africa	5.4	Turkey	6.0

Venezuela	5.6	Mexico	5.0	South Africa	4.7

Argentina	4.8	Venezuela	4.3	Hungary	3.9

Malaysia	3.9	Malaysia	4.1	Malaysia	3.8

Turkey	3.2	Argentina	3.1	Colombia	2.8

	66.0%		64.0%		65.0%

Global High Income Fund Inc.

Portfolio statistics (unaudited) (concluded)

Credit quality[5]	04/30/11	10/31/10	04/30/10

AAA	0.0%	1.7%	1.8%

AA	0.3	2.3	1.5

A	13.6	13.6	16.3

BBB	21.9	16.7	22.9

BB	15.2	23.1	25.8

B	10.6	5.0	4.8

CC	0.0	0.1	0.6

D	0.2	0.0	0.6

Non-rated	34.7	32.5	20.0

Cash equivalents	0.5	5.2	1.6

Other assets less liabilities	3.0	(0.2)	4.1

Total	100.0%	100.0%	100.0%

[1]	Prices and other characteristics will vary over time.
[2]	Modified duration is the change in price, expressed in years, expected in response to each 1% change in yield of the portfolio’s holdings.
[3]	Exposure represents a percentage of market value as of dates indicated.
[4]	Weightings represent percentage of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[5]	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency.

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of April 30, 2011

Bonds
Corporate bonds
Capital markets	0.51%
Commercial banks	1.91
Diversified financial services	7.24
Electric utilities	1.47
Metals & mining	0.11
Oil, gas & consumable fuels	3.79
Paper & forest products	0.18
Real estate management & development	3.85
Road & rail	1.13
Specialty retail	0.22
Trading companies & distributors	0.13

Total corporate bonds	20.54
Non-US government obligations	71.32
Convertible bond	1.15
Structured notes	3.23

Total bonds	96.24
Short-term investment	0.51
Options purchased	0.17

Total investments	96.92
Cash and other assets, less liabilities	3.08

Net assets	100.00%

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—96.24%

Corporate bonds—20.54%

Argentina—0.11%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$318,000

Brazil—0.41%
Banco Cruzeiro do Sul SA,
8.250%, due 01/20/16[1]		250,000	244,375

Minerva Overseas II Ltd.,
10.875%, due 11/15/19[1]		350,000	388,500

Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[2,3,4,5,6,7]	BRL	1,832,665	2,924

Series 3, due 07/01/10[2,3,4,5,6,7]		2,075,000	3,324

Series 4, due 05/01/11[1,2,4,5,7]		3,560,082	5,688

Votorantim Cimentos SA,
7.250%, due 04/05/41[3]		$600,000	592,500

Total Brazil corporate bonds			1,237,311

Chile—0.63%
Banco del Estado de Chile,
4.125%, due 10/07/20[3]		450,000	419,625

Empresa Nacional del Petroleo,
5.250%, due 08/10/20[3]		900,000	895,500

Inversiones Alsacia SA,
8.000%, due 08/18/18[1]		600,000	577,500

Total Chile corporate bonds			1,892,625

China—0.42%
Sinochem Overseas Capital Co., Ltd.,
6.300%, due 11/12/40[3]		1,300,000	1,255,930

Colombia—0.20%
BanColombia SA,
6.125%, due 07/26/20		600,000	604,500

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Corporate bonds—(continued)

India—0.48%
Bank of India,
6.250%, due 02/16/21[1]		$700,000	$719,864

ICICI Bank Ltd.,
5.750%, due 11/16/20[1]		700,000	700,840

Total India corporate bonds			1,420,704

Indonesia—0.04%
Majapahit Holding BV,
7.250%, due 06/28/17[3]		100,000	112,750

Kazakhstan—2.04%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	341,250

BTA Bank JSC,
7.200%, due 07/01/25[1]		650,000	448,500

CenterCredit International BV,
8.250%, due 09/30/11	KZT	220,000,000	1,508,554

Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[3]		$1,850,000	1,933,250

Kazakhstan Temir Zholy Finance BV,
6.375%, due 10/06/20[3]		950,000	988,000

KazMunaiGaz Finance Sub BV,
7.000%, due 05/05/20[3]		790,000	855,175

Total Kazakhstan corporate bonds			6,074,729

Kuwait—0.03%
Kuwait Projects Co.,
9.375%, due 07/15/20		100,000	109,000

Malaysia—3.85%
Johor Corp.,
1.000%, due 07/31/12[2]	MYR	26,970,000	11,495,485

Mexico—1.13%
BBVA Bancomer SA,
7.250%, due 04/22/20[1]		$700,000	720,125

Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	519,750

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Corporate bonds—(continued)

Mexico—(concluded)
Hipotecaria Su Casita SA,
8.500%, due 10/04/16[1,2,4,7]		$1,145,000	$458,000

Pemex Project Funding Master Trust,
6.625%, due 06/15/35		1,650,000	1,674,993

Total Mexico corporate bonds			3,372,868

Philippines—1.06%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,150,600

Russia—4.93%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.125%, due 01/14/14[3]		300,000	324,375

7.500%, due 03/25/13	RUB	160,000,000	5,974,373

7.750%, due 05/29/18[1]		$660,000	739,200

9.000%, due 06/11/14[3]		550,000	627,687

VEB Finance Ltd.,
6.800%, due 11/22/25[1]		2,100,000	2,128,875

6.800%, due 11/22/25[3]		1,300,000	1,317,875

6.902%, due 07/09/20[1]		570,000	609,900

6.902%, due 07/09/20[3]		2,780,000	2,974,600

Total Russia corporate bonds			14,696,885

South Africa—1.34%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	300,000

9.500%, due 03/01/18[3]		350,000	350,000

Eskom Holdings Ltd.,
5.750%, due 01/26/21[3]		1,500,000	1,530,000

Transnet Ltd.,
Series 2,
10.000%, due 03/30/29	ZAR	12,000,000	1,812,027

Total South Africa corporate bonds			3,992,027

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Corporate bonds—(concluded)

Turkey—0.42%
Akbank TAS,
6.500%, due 03/09/18[3]		$1,200,000	$1,251,000

Ukraine—0.54%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		1,220,000	1,342,610

UK SPV Credit Finance PLC,
9.375%, due 09/23/15		250,000	254,375

Total Ukraine corporate bonds			1,596,985

United Arab Emirates—0.72%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36[1]		1,020,000	1,004,700

6.500%, due 10/27/36[3]		100,000	98,500

International Petroleum Investment Co.,
3.125%, due 11/15/15[3]		1,050,000	1,036,299

Total United Arab Emirates corporate bonds			2,139,499

Venezuela—2.19%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		3,500,000	2,537,500

8.500%, due 11/02/17[3]		5,500,000	3,987,500

Total Venezuela corporate bonds			6,525,000

Total corporate bonds (cost—$61,235,295)			61,245,898

Non-US government obligations—71.32%

Albania—0.86%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,562,760

Argentina—4.70%
Republic of Argentina,
0.467%, due 08/03/12[8]		$9,712,000	2,350,304

3.213%, due 12/15/35[8]		16,190,000	2,760,395

Series VII, 7.000%, due 09/12/13		4,225,000	4,351,750

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(continued)

Argentina—(concluded)
Republic of Argentina,
Series X, 7.000%, due 04/17/17		$650,000	$587,275

7.820%, due 12/31/33	EUR	115,398	127,764

7.820%, due 12/31/33[8]		346,193	382,009

8.280%, due 12/31/33		$1,968,645	1,737,329

Series NY, 8.280%, due 12/31/33		195,143	172,701

Series 1, 8.750%, due 06/02/17		322,897	328,548

9.068%, due 12/15/35[8]		7,451,737	1,222,085

			14,020,160

Belarus—1.37%
Republic of Belarus,
8.750%, due 08/03/15[1]		4,350,000	4,078,125

Brazil—12.55%
Federal Republic of Brazil,
4.875%, due 01/22/21		1,150,000	1,185,650

5.625%, due 01/07/41		1,900,000	1,901,900

6.000%, due 01/17/17		4,430,000	5,039,125

7.125%, due 01/20/37		330,000	396,825

8.250%, due 01/20/34		250,000	332,500

8.875%, due 04/15/24		370,000	505,050

12.500%, due 01/05/22	BRL	1,200,000	922,960

Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/13[9]		1,380,000	1,813,966

6.000%, due 05/15/45[9]		12,750,000	17,355,469

Series F,
10.000%, due 01/01/13		5,625,000	3,551,153

10.000%, due 01/01/17		1,280,000	757,386

10.000%, due 01/01/21		6,428,000	3,657,800

			37,419,784

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Chile—0.92%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[9]	CLP 1,237,558,350	$2,736,459

Colombia—2.00%
Republic of Colombia,
6.125%, due 01/18/41	$150,000	157,125

7.375%, due 09/18/37	575,000	700,062

7.750%, due 04/14/21	COP 3,925,000,000	2,503,150

8.125%, due 05/21/24	$250,000	321,875

9.850%, due 06/28/27	COP 3,200,000,000	2,298,095

		5,980,307

Croatia—0.80%
Republic of Croatia,
6.375%, due 03/24/21[3]	$1,300,000	1,330,875

6.625%, due 07/14/20[1]	500,000	526,875

6.750%, due 11/05/19[1]	500,000	535,000

		2,392,750

Dominican Republic—0.19%
Republic of Dominica,
7.500%, due 05/06/21[3]	550,000	577,500

Egypt—0.53%
Arab Republic of Egypt,
5.750%, due 04/29/20[1]	800,000	767,000

6.875%, due 04/30/40[1]	100,000	90,750

6.875%, due 04/30/40[3]	800,000	726,000

		1,583,750

El Salvador—0.49%
Republic of El Salvador,
7.750%, due 01/24/23[1]	320,000	356,000

8.250%, due 04/10/32[1]	1,015,000	1,119,037

		1,475,037

Gabon—0.25%
Gabonese Republic,
8.200%, due 12/12/17[3]	650,000	753,187

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(continued)

Greece—0.48%
Hellenic Republic,
2.300%, due 07/25/30[9]	EUR	810,023	$555,851

2.900%, due 07/25/25[9]		1,282,534	879,716

			1,435,567

Hungary—2.21%
Hungary Government Bond,
3.500%, due 07/18/16		$400,000	544,174

6.500%, due 06/24/19	HUF	150,000,000	819,448

6.750%, due 07/28/14	EUR	400,000	624,927

6.750%, due 02/24/17	HUF	526,000,000	2,947,475

7.500%, due 11/12/20		140,000,000	813,918

7.625%, due 03/29/41		$800,000	842,248

			6,592,190

Indonesia—6.46%
Indonesia Treasury Bond,
9.500%, due 06/15/15	IDR	2,550,000,000	326,045

9.500%, due 07/15/23		29,400,000,000	3,776,273

9.500%, due 07/15/31		9,920,000,000	1,232,471

10.000%, due 02/15/28		3,550,000,000	459,087

10.250%, due 07/15/27		5,600,000,000	740,542

10.500%, due 08/15/30		3,550,000,000	476,601

11.000%, due 09/15/25		8,000,000,000	1,144,325

11.750%, due 08/15/23		4,600,000,000	676,787

12.000%, due 09/15/26		32,715,000,000	4,994,729

Republic of Indonesia,
5.875%, due 03/13/20[1]		$320,000	350,000

7.750%, due 01/17/38[1]		3,975,000	4,839,563

7.750%, due 01/17/38[3]		200,000	243,500

			19,259,923

Jordan—0.33%
Kingdom of Jordan,
3.875%, due 11/12/15		1,050,000	971,250

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(continued)

Lithuania—0.33%
Republic of Lithuania,
6.125%, due 03/09/21[3]		$250,000	$260,000

6.750%, due 01/15/15[1]		650,000	721,500

			981,500

Mexico—5.07%
Mexican Bonos,
Series M,
8.000%, due 06/11/20	MXN	35,300,000	3,246,440

Mexican Udibonos,
2.535%, due 12/10/20[9]		3,200,000	1,216,810

4.000%, due 06/13/19[9]		11,400,000	4,856,614

United Mexican States,
5.125%, due 01/15/20		$1,420,000	1,495,970

6.050%, due 01/11/40		2,430,000	2,518,695

Series A, 6.750%, due 09/27/34		590,000	671,715

Series A, 7.500%, due 04/08/33		600,000	738,000

8.300%, due 08/15/31		290,000	385,700

			15,129,944

Montenegro—0.79%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,367,158

Pakistan—0.93%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$1,120,000	974,400

7.125%, due 03/31/16[1]		1,210,000	1,107,150

7.875%, due 03/31/36[1]		930,000	692,850

			2,774,400

Peru—2.29%
Peru Government Bond,
Series 7,
8.200%, due 08/12/26	PEN	1,442,000	545,796

9.910%, due 05/05/15		300,000	121,911

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(continued)

Peru—(concluded)
Republic of Peru,
5.625%, due 11/18/50		$1,770,000	$1,548,750

7.350%, due 07/21/25		200,000	231,500

7.840%, due 08/12/20[1]	PEN	6,700,000	2,485,863

9.910%, due 05/05/15[1]		4,650,000	1,889,624

			6,823,444

Philippines—0.99%
Republic of Philippines,
5.500%, due 03/30/26		$1,850,000	1,840,750

6.375%, due 01/15/32		1,050,000	1,124,812

			2,965,562

Poland—6.16%
Government of Poland,
5.250%, due 04/25/13	PLN	9,000,000	3,403,774

5.250%, due 10/25/17		6,600,000	2,408,589

5.500%, due 10/25/19		11,400,000	4,137,744

5.750%, due 04/25/14		4,200,000	1,603,142

5.750%, due 09/23/22		10,550,000	3,823,069

Republic of Poland,
5.250%, due 01/20/25	EUR	300,000	433,147

6.375%, due 07/15/19		$2,300,000	2,558,750

			18,368,215

Romania—0.50%
Romanian Government International Bond,
5.000%, due 03/18/15	EUR	1,000,000	1,488,556

Russia—3.11%
Russian Federation,
5.000%, due 04/29/20[1]		$2,800,000	2,835,000

5.000%, due 04/29/20[3]		1,900,000	1,923,750

7.500%, due 03/31/30[1,10]		1,842,450	2,151,060

7.500%, due 03/31/30[3,10]		2,035,854	2,376,860

			9,286,670

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(continued)

Serbia—0.82%
Republic of Serbia,
6.750%, due 11/01/24[1]		$2,417,334	$2,432,442

South Africa—7.22%
Republic of South Africa,
2.500%, due 01/31/17[9]	ZAR	9,865,987	1,536,449

2.750%, due 01/31/22[9]		13,331,227	2,040,196

5.500%, due 03/09/20		$100,000	106,550

5.500%, due 12/07/23[9]	ZAR	5,059,923	1,006,582

5.875%, due 05/30/22		$300,000	323,250

6.250%, due 03/08/41		250,000	257,375

6.500%, due 06/02/14		600,000	669,000

6.750%, due 03/31/21	ZAR	50,000,000	6,746,321

6.875%, due 05/27/19		$500,000	581,750

8.000%, due 12/21/18	ZAR	55,300,000	8,270,479

			21,537,952

Sri Lanka—1.25%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$2,500,000	2,506,250

6.250%, due 10/04/20[3]		550,000	551,375

7.400%, due 01/22/15[1]		600,000	657,000

			3,714,625

Turkey—2.80%
Government of Turkey,
10.500%, due 01/15/20	TRY	3,300,000	2,349,704

Republic of Turkey,
5.125%, due 05/18/20	EUR	2,250,000	3,311,926

6.750%, due 04/03/18		$550,000	625,075

6.750%, due 05/30/40		500,000	538,500

6.875%, due 03/17/36		550,000	601,975

7.000%, due 09/26/16		800,000	916,800

			8,343,980

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds—(continued)

Non-US government obligations—(concluded)

Ukraine—1.06%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[3]		$1,150,000	$1,218,862

Government of Ukraine,
6.875%, due 09/23/15[1]		100,000	104,350

7.750%, due 09/23/20[1]		1,750,000	1,828,750

			3,151,962

Uruguay—0.06%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	175,125

Venezuela—3.40%
Republic of Venezuela,
7.000%, due 03/31/38[1]		5,180,000	2,926,700

7.650%, due 04/21/25		2,850,000	1,752,750

8.250%, due 10/13/24[1]		600,000	382,500

9.250%, due 05/07/28[1]		3,480,000	2,349,000

9.375%, due 01/13/34		3,050,000	2,066,375

13.625%, due 08/15/18[1]		700,000	675,500

			10,152,825

Vietnam—0.40%
Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		100,000	104,625

6.875%, due 01/15/16[1]		1,000,000	1,080,000

			1,184,625

Total Non-US government obligations (cost—$188,864,974)			212,717,734

Convertible bond—1.15%

China—1.15%
China Petroleum & Chemical Corp.,
3.314%, due 04/24/14[11] (cost—$3,264,360)	HKD	23,000,000	3,419,089

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds—(concluded)

Structured notes—3.23%

Ghana—0.85%
Citigroup Funding Inc,
6.471%, due 03/13/13[1,11]
(linked to Ghana Government Bonds,
6.471%, due 03/13/13)	$900,000	$788,580

6.436%, due 03/14/13[1,11]
(linked to Ghana Government Bonds,
6.436%, due 03/14/13)	900,000	783,810

7.197%, due 03/14/13[1,11]
(linked to Ghana Government Bonds,
7.197%, due 03/14/13)	1,100,000	966,020

Total Ghana structured notes		2,538,410

Serbia—1.52%
Citigroup Funding Inc.,
12.52% due 04/09/12[3,11]
(linked to Serbian Treasury Bill,
12.52%, due 04/09/12)	1,200,000	1,288,200

12.56% due 02/25/13[3,11]
(linked to Serbian Treasury Bill,
12.56%, due 02/25/13)	2,850,000	3,239,595

Total Serbia structured notes		4,527,795

Sri Lanka—0.86%
Hong Kong & Shanghai Bank,
7.870%, due 09/06/11[1,11]
(linked to Sri Lanka Government Bonds,
7.870%, due 09/06/11)	2,400,000	2,574,528

Total structured notes (cost—$9,350,000)		9,640,733

Total bonds (cost—$262,714,629)		287,023,454

	Shares

Short-term investment—0.51%

Investment company—0.51%
UBS Cash Management Prime Relationship Fund[12]
(cost—$1,514,880)	1,514,880	1,514,880

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

	Face amount
	covered by
Security description	contracts		Value

Options purchased—0.17%

Call options—0.04%
Foreign Exchange Option, Buy
EUR/TRY, strike @ TRY 2.305,
expires January 2012*	EUR	1,797,000	$123,642

Foreign Exchange Option, Buy
USD/MXN, strike @ MXN 12.227,
expires June 2011*		$3,250,000	6,883

			130,525

Put options—0.13%
Foreign Exchange Option, Buy
EUR/BRL, strike @ BRL 2.282,
expires October 2011*	EUR	5,270,000	96,345

Foreign Exchange Option, Buy
EUR/TRY, strike @ TRY 2.305,
expires January 2012*		1,797,000	88,749

Foreign Exchange Option, Buy
USD/PLN, strike @ PLN 2.650,
expires May 2011*		$4,270,000	35,705

Foreign Exchange Option, Buy
USD/TRY, strike @ TRY 1.500,
expires May 2011*		5,550,000	3,165

Foreign Exchange Option, Buy
USD/TRY, strike @ TRY 1.530,
expires May 2011*		4,270,000	37,134

Foreign Exchange Option, Buy
USD/TRY, strike @ TRY 1.530,
expires May 2011*		2,990,000	26,002

Foreign Exchange Option, Buy
USD/TRY, strike @ TRY 1.525,
expires June 2011*		7,690,000	103,411

			390,511

Total options purchased (cost—$530,049)			521,036

Total investments—96.92% (cost—$264,759,558)			289,059,370

Cash and other assets, less liabilities—3.08%			9,178,966

Net assets—100.00%			$298,238,336

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Notes to portfolio of investments
 Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,936,257

Gross unrealized depreciation	(9,636,445)

Net unrealized appreciation of investments	$24,299,812

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2011, the value of these securities amounted to $58,442,419 or 19.60% of net assets.
[2]	Security is illiquid. At April 30, 2011, the value of these securities amounted to $11,965,421 or 4.01% of net assets.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of these securities amounted to $35,046,518 or 11.75% of net assets.
[4]	These securities, which represent 0.16% of net assets as of April 30, 2011, are considered restricted. (See restricted securities table below for more information.)

			Acquisition		04/30/11
			cost as a		Value as a
	Acquisition	Acquisition	percentage	Value	percentage of
Restricted securities	date	cost	of net assets	04/30/11	net assets

Hipotecaria Su Casita SA, 8.500%, due 10/04/16	02/13/08- 03/28/08	$1,107,756	0.37%	$458,000	0.16%

Union National FIDC Trust 2006, Series 2007-2, due 07/01/10	06/28/07	954,222	0.32	2,924	0.00 [a]

Series 3, due 07/01/10	08/07/08	1,315,237	0.44	3,324	0.00 [a]

Series 4, due 05/01/11	10/22/07	1,974,503	0.66	5,688	0.00 [a]

		$5,351,718	1.79%	$469,936	0.16%

[a]	Amount represents less than 0.005%
[5]	Security linked to closed-end fund or structured investment vehicle.
[6]	Security held past stated maturity date due to defaulted status. Security is being traded based on potential future claim.
[7]	Security is in default.
[8]	Variable or floating rate security. The interest rate shown is the current rates as of April 30, 2011 and changes periodically.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

[9]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[10]	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2011. Maturity date disclosed is the ultimate maturity date.
[11]	Rate shown reflects annualized yield at April 30, 2011.
[12]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.
Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
	Value	ended	ended	Value	ended
Security description	10/31/10	04/30/11	04/30/11	04/30/11	04/30/11

UBS Cash Management Prime Relationship Fund	$15,819,256	$72,313,277	$86,617,653	$1,514,880	$9,082

OJSC	Open joint stock company

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of April 30, 2011:

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Citigroup Global Markets Ltd.	BRL	3,151,000	EUR	1,316,647	11/03/11	$(8,117)

Citigroup Global Markets Ltd.	COP	3,930,688,712	USD	2,085,246	06/01/11	(137,114)

Citigroup Global Markets Ltd.	COP	1,464,342,385	USD	810,821	12/09/11	(12,927)

Citigroup Global Markets Ltd.	USD	812,621	COP	1,464,342,385	06/01/11	15,299

Citigroup Global Markets Ltd.	USD	345,347	IDR	3,026,963,000	06/09/11	5,702

Citigroup Global Markets Ltd.	USD	179,700	KRW	199,018,000	05/20/11	5,796

Credit Suisse First Boston	BRL	2,058,306	USD	1,262,422	05/20/11	(44,758)

Credit Suisse First Boston	BRL	21,578,994	USD	12,660,710	06/09/11	(1,021,628)

Credit Suisse First Boston	BRL	7,505,000	USD	4,665,144	09/06/11	(22,985)

Credit Suisse First Boston	CLP	186,267,544	USD	390,826	05/20/11	(12,875)

Credit Suisse First Boston	CLP	1,359,200,000	USD	2,939,129	06/09/11	510

Credit Suisse First Boston	COP	2,703,350,000	USD	1,444,097	06/01/11	(84,342)

Credit Suisse First Boston	CZK	44,234,505	USD	2,498,529	05/20/11	(210,777)

Credit Suisse First Boston	HUF	1,150,910,810	USD	5,688,341	05/20/11	(752,950)

Credit Suisse First Boston	IDR	25,970,116,000	USD	2,988,506	05/04/11	(43,428)

Credit Suisse First Boston	IDR	28,727,152,000	USD	3,258,363	06/09/11	(73,239)

Credit Suisse First Boston	INR	24,692,478	USD	536,910	05/20/11	(19,651)

Credit Suisse First Boston	KRW	1,774,930,000	USD	1,563,071	05/20/11	(91,265)

Credit Suisse First Boston	KRW	3,830,900,000	USD	3,378,219	06/09/11	(187,445)

Credit Suisse First Boston	MXN	145,957,450	USD	12,082,766	05/20/11	(576,371)

Credit Suisse First Boston	MXN	85,330,000	USD	6,971,120	06/09/11	(415,651)

Credit Suisse First Boston	MXN	30,465,000	USD	2,627,754	06/14/11	(8,202)

Credit Suisse First Boston	MYR	2,582,000	USD	869,800	06/09/11	526

Credit Suisse First Boston	PLN	2,425,000	USD	867,497	05/09/11	(45,422)

Credit Suisse First Boston	PLN	4,547,000	USD	1,708,095	05/12/11	(3,153)

Credit Suisse First Boston	PLN	1,131,000	USD	427,123	05/12/11	1,475

Credit Suisse First Boston	PLN	12,345,467	USD	4,348,663	05/20/11	(293,740)

Credit Suisse First Boston	PLN	8,190,000	USD	3,068,220	06/09/11	(5,501)

Credit Suisse First Boston	TRY	12,332,000	USD	8,113,291	05/04/11	6,881

Credit Suisse First Boston	TRY	1,895,000	USD	1,243,336	05/20/11	1,139

Credit Suisse First Boston	TRY	402,000	USD	256,002	05/20/11	(7,514)

Credit Suisse First Boston	TRY	4,550,000	USD	2,838,959	06/09/11	(133,228)

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Forward foreign currency contracts (continued)

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Credit Suisse First Boston	TRY	303,000	USD	179,929	01/31/12	$(9,619)

Credit Suisse First Boston	USD	389,464	BRL	671,306	05/20/11	36,866

Credit Suisse First Boston	USD	3,182,619	BRL	5,420,000	06/09/11	253,976

Credit Suisse First Boston	USD	4,244,903	BRL	7,110,000	09/06/11	196,482

Credit Suisse First Boston	USD	389,464	CLP	186,267,544	05/20/11	14,236

Credit Suisse First Boston	USD	2,842,319	CLP	1,349,689,000	06/09/11	75,737

Credit Suisse First Boston	USD	5,044,183	CZK	87,525,505	05/20/11	316,641

Credit Suisse First Boston	USD	5,364,269	HUF	1,074,310,810	05/20/11	648,316

Credit Suisse First Boston	USD	3,028,938	IDR	25,970,116,000	05/04/11	2,995

Credit Suisse First Boston	USD	718,800	IDR	6,464,079,000	05/20/11	33,638

Credit Suisse First Boston	USD	828,818	IDR	7,306,860,000	06/09/11	18,588

Credit Suisse First Boston	USD	2,972,648	IDR	26,153,162,000	09/06/11	13,050

Credit Suisse First Boston	USD	1,863,426	IDR	16,512,752,000	09/09/11	20,712

Credit Suisse First Boston	USD	1,011,713	KRW	1,116,526,000	05/20/11	28,953

Credit Suisse First Boston	USD	9,219,328	MXN	112,055,381	05/20/11	499,425

Credit Suisse First Boston	USD	12,305,772	MXN	148,824,000	06/09/11	577,491

Credit Suisse First Boston	USD	9,671,638	MYR	29,610,687	06/09/11	297,290

Credit Suisse First Boston	USD	1,458,742	PHP	63,200,000	06/09/11	14,538

Credit Suisse First Boston	USD	867,497	PLN	2,425,000	05/09/11	45,422

Credit Suisse First Boston	USD	3,665,118	PLN	10,480,866	05/20/11	276,118

Credit Suisse First Boston	USD	2,756,870	PLN	7,930,000	06/09/11	219,272

Credit Suisse First Boston	USD	3,032,150	SGD	3,880,000	06/09/11	137,655

Credit Suisse First Boston	USD	1,936,758	TRY	2,935,073	05/20/11	(12,780)

Credit Suisse First Boston	USD	1,392,763	TRY	2,167,000	05/20/11	27,734

Credit Suisse First Boston	USD	179,705	TRY	303,000	01/31/12	9,843

Credit Suisse First Boston	USD	2,562,081	ZAR	18,281,510	05/20/11	215,435

Credit Suisse First Boston	USD	2,403,820	ZAR	17,610,000	06/09/11	263,816

Credit Suisse First Boston	ZAR	22,029,558	USD	3,095,906	05/20/11	(251,052)

Credit Suisse First Boston	ZAR	30,530,000	USD	4,405,915	06/09/11	(218,897)

Deutsche Bank AG	CZK	86,726,000	USD	5,138,597	05/20/11	(173,258)

Deutsche Bank AG	IDR	6,464,079,000	USD	727,118	05/20/11	(25,320)

Deutsche Bank AG	IDR	25,155,890,000	USD	2,892,582	09/09/11	22,245

Deutsche Bank AG	KRW	796,481,557	USD	699,896	05/20/11	(42,470)

Deutsche Bank AG	MXN	9,020,000	USD	763,986	06/09/11	(16,849)

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Forward foreign currency contracts (continued)

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Deutsche Bank AG	PLN	8,079,000	USD	2,894,765	06/09/11	$(137,297)

Deutsche Bank AG	TRY	8,124,000	USD	5,190,645	05/20/11	(134,741)

Deutsche Bank AG	USD	2,561,985	CZK	43,435,000	05/20/11	98,352

Deutsche Bank AG	USD	5,740,436	HUF	1,136,261,999	06/09/11	601,420

Deutsche Bank AG	USD	3,749,939	IDR	34,555,691,958	12/09/11	139,165

Deutsche Bank AG	USD	1,016,799	KZT	147,080,000	06/07/11	(9,298)

Deutsche Bank AG	USD	175,000	KZT	25,550,000	06/07/11	18

Deutsche Bank AG	USD	1,280,994	MXN	15,003,000	05/20/11	20,242

Deutsche Bank AG	USD	1,223,877	MXN	14,260,000	06/09/11	10,570

Deutsche Bank AG	USD	286,825	PHP	12,540,000	06/09/11	5,500

Deutsche Bank AG	USD	2,872,316	PLN	8,079,000	06/09/11	159,747

Deutsche Bank AG	USD	13,741,621	THB	419,884,590	06/09/11	290,503

Deutsche Bank AG	USD	3,842,927	TRY	5,925,000	05/20/11	40,987

Deutsche Bank AG	USD	2,134,954	ZAR	14,143,000	05/20/11	13,796

Deutsche Bank AG	ZAR	23,642,000	USD	3,416,018	05/20/11	(175,918)

Goldman Sachs International	COP	3,703,350,000	USD	1,978,285	06/01/11	(115,541)

Goldman Sachs International	IDR	12,955,173,000	USD	1,510,984	05/04/11	(1,494)

Goldman Sachs International	IDR	12,955,173,000	USD	1,478,901	09/06/11	(87)

Goldman Sachs International	MXN	33,840,000	USD	2,921,150	06/09/11	(8,281)

Goldman Sachs International	MYR	11,120,000	USD	3,739,072	06/09/11	(4,660)

Goldman Sachs International	PHP	61,865,000	USD	1,418,922	06/09/11	(23,237)

Goldman Sachs International	PLN	8,600,000	USD	2,970,639	06/09/11	(256,956)

Goldman Sachs International	TRY	812,722	USD	509,783	05/20/11	(22,966)

Goldman Sachs International	TRY	304,000	USD	180,319	01/31/12	(9,854)

Goldman Sachs International	USD	598,091	BRL	971,000	05/20/11	18,568

Goldman Sachs International	USD	740,502	COP	1,473,598,658	12/09/11	88,453

Goldman Sachs International	USD	3,196,731	EUR	2,165,000	07/20/11	2,858

Goldman Sachs International	USD	89,849	HUF	17,923,000	05/20/11	10,461

Goldman Sachs International	USD	1,494,253	IDR	12,955,173,000	05/04/11	18,225

Goldman Sachs International	USD	2,080,917	IDR	18,393,329,000	06/09/11	52,232

Goldman Sachs International	USD	536,443	INR	24,692,478	05/20/11	20,118

Goldman Sachs International	USD	2,859,019	INR	130,600,000	09/09/11	17,865

Goldman Sachs International	USD	536,443	KRW	597,463,557	05/20/11	20,427

Goldman Sachs International	USD	1,589,128	MXN	18,899,069	05/20/11	50,019

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Forward foreign currency contracts (concluded)

						Unrealized
	Contracts		In		Maturity	appreciation/
Counterparty	to deliver		exchange for		date	(depreciation)

Goldman Sachs International	USD	2,601,270	MXN	30,143,000	06/14/11	$6,825

Goldman Sachs International	USD	2,226,180	PEN	6,250,000	09/07/11	(38,489)

Goldman Sachs International	USD	626,358	PLN	1,864,601	05/20/11	74,808

Goldman Sachs International	USD	2,749,118	PLN	7,791,000	06/09/11	174,858

Goldman Sachs International	USD	9,658,427	RUB	274,689,999	06/09/11	332,296

Goldman Sachs International	USD	134,111	TRY	206,649	05/20/11	1,350

Goldman Sachs International	USD	16,163,144	TRY	25,969,324	06/09/11	800,743

Goldman Sachs International	USD	179,701	TRY	304,000	01/31/12	10,473

Goldman Sachs International	USD	536,443	ZAR	3,748,048	05/20/11	32,999

Goldman Sachs International	ZAR	29,090,000	USD	4,131,868	06/09/11	(274,807)

JPMorgan Chase Bank	CLP	1,333,710,000	USD	2,784,363	06/09/11	(99,146)

JPMorgan Chase Bank	COP	1,800,000,000	USD	960,256	06/01/11	(57,441)

JPMorgan Chase Bank	COP	1,464,342,385	USD	809,924	12/09/11	(13,824)

JPMorgan Chase Bank	EUR	1,005,000	USD	1,487,358	07/20/11	2,098

JPMorgan Chase Bank	PEN	14,700,000	USD	5,293,863	06/09/11	114,023

JPMorgan Chase Bank	PHP	61,865,000	USD	1,418,922	06/09/11	(23,237)

JPMorgan Chase Bank	TWD	164,629,128	USD	5,592,022	06/09/11	(158,193)

JPMorgan Chase Bank	USD	256,158	BRL	416,000	05/20/11	8,034

JPMorgan Chase Bank	USD	3,224,490	CLP	1,566,296,000	06/09/11	161,875

JPMorgan Chase Bank	USD	812,170	COP	1,464,342,385	06/01/11	15,750

JPMorgan Chase Bank	USD	2,876,427	INR	131,050,000	09/09/11	10,371

JPMorgan Chase Bank	USD	3,501,737	KRW	3,830,900,000	06/09/11	63,927

JPMorgan Chase Bank	USD	1,716,548	PHP	74,790,000	06/09/11	26,911

Morgan Stanley & Co. Inc.	EUR	15,675,000	USD	22,697,557	07/20/11	(468,056)

Morgan Stanley & Co. Inc.	IDR	13,014,943,000	USD	1,517,955	05/04/11	(1,501)

Morgan Stanley & Co. Inc.	IDR	13,197,989,000	USD	1,506,792	09/06/11	83

Morgan Stanley & Co. Inc.	SGD	3,880,000	USD	3,107,978	06/09/11	(61,827)

Morgan Stanley & Co. Inc.	USD	740,502	COP	1,455,086,112	12/09/11	78,039

Morgan Stanley & Co. Inc.	USD	1,501,147	IDR	13,014,943,000	05/04/11	18,309

Morgan Stanley & Co. Inc.	USD	2,877,058	INR	131,050,000	09/09/11	9,739

Morgan Stanley & Co. Inc.	USD	175,000	KZT	25,506,250	06/07/11	(282)

Morgan Stanley & Co. Inc.	USD	2,570,155	MXN	31,140,000	06/09/11	125,545

Morgan Stanley & Co. Inc.	USD	853,836	MYR	2,582,000	06/09/11	15,437

Net unrealized appreciation on forward foreign currency contracts						$1,008,160

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	India Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of April 30, 2011:

	Expiration			Unrealized
	date	(Proceeds)	Value	depreciation

US Treasury futures sell contracts:
US Long Bond, 30 contracts (USD)	June 2011	$(3,619,234)	$(3,671,250)	$(52,016)

5 Year US Treasury Notes, 105 contracts (USD)	June 2011	(12,260,823)	(12,439,219)	(178,396)

10 Year US Treasury Notes, 3 contracts (USD)	June 2011	(356,199)	(363,422)	(7,223)

Net unrealized depreciation on futures contracts				$(237,635)

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Options written
Foreign exchange option activity for the period ended April 30, 2011 for Global High Income Fund Inc. was as follows:

Amount of
premiums
received

Foreign exchange options outstanding at October 31, 2010	$27,140

Foreign exchange options written	387,277

Foreign exchange options terminated in closing purchase transactions	(414,417)

Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at April 30, 2011	$—

Swap agreements
Global High Income Fund had an outstanding currency swap agreement with the following terms as of April 30, 2011:

Counterparty—Citigroup Global Markets Ltd.

							Upfront
							payments
Pay	Pay	Receive	Receive	Termination	Pay	Receive	(made)/		Unrealized
currency	contract	currency	contract	date	rate	rate	received	Value	appreciation

USD	3,206,107	COP	6,300,000,000	06/10/13	0.4597%[1]	5.2500%[2]	$—	$577,044	$577,044

[1]	Rate based on 6 month LIBOR (USD BBA).
[2]	Payments received are based on the notional amount.
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
COP	Colombian Peso
USD	United States Dollar

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Global High Income Fund had outstanding interest rate swap agreements with the following terms as of April 30, 2011:

				Payments		Payments	Upfront
				made		received	payments		Unrealized
	Notional		Termination	by the		by the	(made)/		appreciation/
Counterparty	amount		date	Fund[1]		Fund[1]	received	Value	(depreciation)

Citigroup Global Markets Ltd.	MYR	1,950,000	08/24/15	2.9200%[2]		3.5050%	$—	$(9,028)	$(9,028)

Credit Suisse International	BRL	12,000,000	01/02/12	—	[3]	13.4300	—	534,622	534,622

Deutsche Bank AG	MYR	7,650,000	08/24/15	2.9200	[2]	3.5000	—	(35,956)	(35,956)

Merrill Lynch International	MXN	7,200,000	11/16/28	4.8599	[4]	8.8300	—	48,198	48,198

Merrill Lynch International	MXN	7,000,000	11/21/28	4.8500	[4]	8.6100	—	35,335	35,335

Merrill Lynch International	MYR	8,720,000	01/18/13	2.9200	[2]	3.4700	—	2,381	2,381

							$—	$575,552	$575,552

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 3 month KLIBOR.
[3]	Zero coupon inflation swap. Cash is exchanged at the end of the swap. The payment to be made by the Fund is based on the Brazil CETIP Interbank Offered Rate.
[4]	Rate based on Mexico Interbank TIIE 28 day
CETIP	Brazil’s average Interbank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

Currency type abbreviations:
BRL	Brazilian Real
MXN	Mexican Peso
MYR	Malaysian Ringgit

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Global High Income Fund had outstanding credit default swap agreements with the following terms as of April 30, 2011:

Credit default swaps on sovereign issues—buy protection1

				Payments	Payments
				made	received	Upfront
	Notional		Termination	by the	by the	payments		Unrealized
Counterparty	amount		date	Fund[2]	Fund	made	Value	depreciation

Credit Suisse International	USD	400,000	03/20/16	5.0000%	—[3]	$(78,345)	$70,512	$(7,833)

Deutsche Bank AG	USD	3,300,000	12/20/15	1.0000	—[4]	(1,618)	(10,613)	(12,231)

Deutsche Bank AG	USD	2,600,000	03/20/16	5.0000	—[3]	(487,929)	458,329	(29,600)

Deutsche Bank AG	USD	2,950,000	09/20/20	5.0000	—[3]	(744,891)	737,023	(7,868)

						$(1,312,783)	$1,255,251	$(57,532)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Colombia 8.125% bond, due 05/21/24.

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Credit default swaps on sovereign issues—sell protection1

				Payments		Payments	Upfront
				made		received	payments		Unrealized
	Notional		Termination	by the		by the	(made)/		appreciation/	Credit
Counterparty	amount		date	Fund		Fund[2]	received	Value	(depreciation)	spread[3]

Barclays Capital	USD	2,900,000	09/20/15	—	[4]	5.0000%	$360,003	$(60,669)	$299,334	5.7014%

Citigroup Global Markets Ltd.	USD	2,500,000	06/20/16	—	[5]	1.0000	61,121	(73,650)	(12,529)	1.6391

Credit Suisse International	USD	750,000	03/20/12	—	[4]	5.0000	17,917	19,999	37,916	2.6320

Credit Suisse International	USD	4,500,000	05/20/12	—	[6]	3.3000	—	164,882	164,882	1.2237

Credit Suisse International	USD	1,000,000	02/20/14	—	[7]	4.1700	—	104,689	104,689	0.6950

Credit Suisse International	USD	1,200,000	03/20/16	—	[8]	1.0000	135,421	(73,898)	61,523	2.3973

Deutsche Bank AG	USD	1,200,000	09/20/15	—	[4]	5.0000	128,500	(25,104)	103,396	5.7014

Deutsche Bank AG	USD	2,050,000	12/20/15	—	[9]	5.0000	(17,970)	85,927	67,957	4.1127

Deutsche Bank AG	USD	3,300,000	12/20/15	—	[10]	1.0000	—	3,742	3,742	0.9997

Deutsche Bank AG	USD	5,000,000	03/20/16	—	[8]	1.0000	586,213	(307,909)	278,304	2.3973

Deutsche Bank AG	USD	2,400,000	03/21/16	—	[8]	1.0000	270,842	(147,919)	122,923	2.3973

Merrill Lynch International	USD	2,500,000	06/20/16	—	[5]	1.0000	61,121	(73,650)	(12,529)	1.6391

							$1,603,168	$(383,560)	$1,219,608

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Peru 8.750% bond, due 11/21/33.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Bank Kazakhstan 7.375% bond, due 11/12/13.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Hungary 4.750% bond, due 02/03/15.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Ukraine Government 6.750% bond, due 11/14/17.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Brazil 12.250% bond, due 03/06/30.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments:

Measurements at 04/30/11

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$49,738,477	$11,507,421	$61,245,898

Non-US government obligations	—	212,717,734	—	212,717,734

Convertible bond	—	3,419,089	—	3,419,089

Structured notes	—	9,640,733	—	9,640,733

Short-term investment	—	1,514,880	—	1,514,880

Options purchased	—	521,036	—	521,036

Other financial instruments[1]	(237,635)	3,032,447	—	2,794,812

Total	$(237,635)	$280,584,396	$11,507,421	$291,854,182

[1]	Other financial instruments include open future contracts, swap agreements and forward foreign currency contracts.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2011 (unaudited)

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$10,157,259	$10,157,259

Purchases	—	—

Issuances	—	—

Sales	—	—

Settlements	—	—

Accrued discounts (premiums)	—	—

Total realized gain (loss)	—	—

Net change in unrealized appreciation/depreciation	1,350,162	1,350,162

Net transfers into Level 3	—	—

Net transfers out of Level 3	—	—

Ending balance	$11,507,421	$11,507,421

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2011 was $1,350,162.

See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of assets and liabilities—April 30, 2011 (unaudited)

Assets:
Investments in securities of unaffiliated issuers, at value (cost—$263,244,678)	$287,544,490

Investments in affiliated issuers, at value (cost—$1,514,880)	1,514,880

Total investments (cost—$264,759,558)	289,059,370

Foreign currency, at value (cost—$1,688,452)	1,717,898

Cash	379,170

Interest receivable	4,546,824

Receivable for investments sold	8,113,263

Cash collateral for futures contracts	136,598

Outstanding swap agreements, at value[1]	2,842,683

Unrealized appreciation on forward foreign currency contracts	8,067,821

Other assets	85,209

Total assets	314,948,836

Liabilities:
Payable for investments purchased	8,243,705

Unrealized depreciation on forward foreign currency contracts	7,059,661

Outstanding swap agreements, at value[1]	818,396

Payable for investment advisory and administration fees	274,597

Variation margin payable	20,466

Director’s fees payable	11,820

Accrued expenses and other liabilities	281,855

Total liabilities	16,710,500

Net assets:
Capital stock—$0.0001 par value; 100,000,000 shares authorized; 21,591,836 shares issued and outstanding	286,636,432

Distributions in excess of net investment income	(13,116,241)[2]

Accumulated net realized loss	(2,796,978)

Net unrealized appreciation	27,515,123

Net assets	$298,238,336

Net asset value per share	$13.81

[1]	Net upfront payments received by the Fund on outstanding swap agreements amounted to $290,385.
[2]	The actual sources of the Fund’s fiscal year 2011 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2011 fiscal year.

See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of operations

For the six
months ended
April 30, 2011
(unaudited)

Investment income:
Interest income, net of foreign withholding taxes of $(160,556) (includes $9,082 earned from affiliated entities)	$9,087,673

Expenses:
Investment advisory and administration fees	1,738,408

Custody and accounting fees	281,293

Professional fees	80,813

Reports and notices to shareholders	42,581

Directors’ fees	17,012

Listing fees	11,777

Transfer agency fees	9,037

Insurance expense	3,343

Other expenses	17,798

Total expenses	2,202,062

Less: Fee waivers by investment advisor and administrator	(91,379)

Net expenses	2,110,683

Net investment income	6,976,990

Realized and unrealized gains (losses) from investment activities:
Net realized gain (loss) from: Investments	3,118,915

Futures contracts	(180,310)

Options written	137,062

Swap agreements	1,213,678

Forward foreign currency contracts	255,574

Foreign currency transactions	1,322,055

Net change in net unrealized appreciation/depreciation of: Investments	(615,548)

Futures contracts	(275,410)

Options written	82

Swap agreements	(112,892)

Forward foreign currency contracts	(763,304)

Translation of other assets and liabilities denominated in foreign currency	97,053

Net realized and unrealized gain from investment activities	4,196,955

Net increase in net assets resulting from operations	$11,173,945

See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of changes in net assets

	For the six
	months ended	For the
	April 30, 2011	year ended
	(unaudited)	October 31, 2010

From operations:
Net investment income	$6,976,990	$16,533,802

Net realized gain (loss) from: Investment activities	3,118,915	12,170,342

Futures contracts	(180,310)	(414,723)

Options written	137,062	—

Swap agreements	1,213,678	1,604,010

Forward foreign currency contracts	255,574	3,669,814

Foreign currency transactions	1,322,055	(470,776)

Net change in unrealized appreciation/depreciation of: Investments	(615,548)	14,058,673

Futures contracts	(275,410)	(395,441)

Options written	82	(82)

Swap agreements	(112,892)	1,391,352

Forward foreign currency contracts	(763,304)	1,729,708

Translation of other assets and liabilities denominated in foreign currency	97,053	13,356

Net increase in net assets resulting from operations	11,173,945	49,890,035

Dividends and distributions to shareholders from:
Net investment income	(18,618,640)[1]	(22,842,003)

Net increase (decrease) in net assets	(7,444,695)	27,048,032

Net assets:
Beginning of period	305,683,031	278,634,999

End of period	$298,238,336	$305,683,031

Distributions in excess of net investment income	$(13,116,241)[1]	$(1,474,591)

[1]	The actual sources of the Fund’s fiscal year 2011 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2011 fiscal year.

See accompanying notes to financial statements

(This page has been left blank intentionally)

Global High Income Fund Inc.
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

For the six
months ended
April 30, 2011
(unaudited)

Net asset value, beginning of period	$14.16
Net investment income[1]	0.32

Net realized and unrealized gains (losses) from investment activities	0.19

Net increase (decrease) from investment operations	0.51

Dividends from net investment income	(0.86)[2]

Distributions from net realized gains	—

Return of capital	—

Total dividends and distributions	(0.86)

Offering cost charged to paid-in capital	—

Net asset value, end of period	$13.81

Market price, end of period	$12.81

Total net asset value return[3]	3.94%

Total market price return[4]	(8.74)%

Ratios to average net assets:
Expenses before fee waivers by advisor	1.52%[5]

Expenses after fee waivers by advisor	1.46%[5]

Net investment income	4.82%[5]

Supplemental data:
Net assets, end of period (000’s)	$298,238

Portfolio turnover rate	39%

[1]	Calculated using the average shares method.
[2]	The actual sources of the Fund’s fiscal year 2011 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2011 fiscal year.
[3]	Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the payable dates. Total net asset value return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.

See accompanying notes to financial statements

For the years ended October 31,

2010	2009	2008	2007	2006

$12.90	$9.82	$15.26	$14.85	$15.72

0.77	0.76	0.84	0.90	0.79

1.55	3.30	(4.28)	0.86	0.92

2.32	4.06	(3.44)	1.76	1.71

(1.06)	(0.72)	(0.95)	(0.82)	(1.35)

—	—	(0.73)	(0.53)	(1.21)

—	(0.26)	(0.32)	—	—

(1.06)	(0.98)	(2.00)	(1.35)	(2.56)

—	—	—	—	(0.02)

$14.16	$12.90	$9.82	$15.26	$14.85

$14.98	$11.47	$8.22	$14.38	$16.06

18.91%	43.02%	(25.76)%	12.40%	11.75%

41.52%	54.20%	(33.99)%	(2.33)%	6.28%

1.54%	1.56%	1.48%	1.41%	1.43%

1.47%	1.51%	1.39%	1.32%	1.34%

5.76%	6.71%	6.01%	5.96%	5.34%

$305,683	$278,635	$212,049	$329,391	$320,548

84%	104%	83%	100%	108%

[4]	Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total market price return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.
[5]	Annualized.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Organization and significant accounting policies
Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission (“SEC”) as a closed-end, non-diversified management investment company. The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those

Global High Income Fund Inc.
Notes to financial statements (unaudited)

holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”).

Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent

Global High Income Fund Inc.
Notes to financial statements (unaudited)

fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. The Fund values investments in non-registered US open-end investment companies at the daily net asset value, pursuant to the practical expedient within ASC Topic 820. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and

Global High Income Fund Inc.
Notes to financial statements (unaudited)

reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for the interim period beginning after December 15, 2010.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of this disclosure can be found below as well as in the Portfolio of investments. The volume of derivatives, other than forward foreign currency contracts, that is presented in the Portfolio of investments of the Fund is consistent with the derivative activity during the period ended April 30, 2011. The volume of forward foreign currency contracts during the six month period was less than the volume at period end. The Fund may be a seller of protection through credit default swap agreements which are by nature credit-risk contingent (the terms of these agreements can be found within the Portfolio of investments, with further discussion in the Notes to financial statements); however, the Fund is not aware of any additional credit risk contingent features on other derivative contracts held by the Fund.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Disclosure of derivatives by underlying risk for the Fund as of and for the period ended April 30, 2011 is as follows:

Asset derivatives

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Forward contracts[1]	$—	$—	$8,067,821	$8,067,821

Options purchased[1]	—	—	521,036	521,036

Swap agreements[1]	620,536	1,645,103	577,044	2,842,683

Total value	$620,536	$1,645,103	$9,165,901	$11,431,540

[1]	Statement of assets and liabilities location: Investments in securities of unaffiliated issuers, at value, unrealized appreciation on forward foreign currency contracts and outstanding swap agreements, at value.

Liability derivatives

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Forward contracts[1]	$—	$—	$(7,059,661)	$(7,059,661)

Futures contracts[2]	(237,635)	—	—	(237,635)

Swap agreements[1]	(44,984)	(773,412)	—	(818,396)

Total value	$(282,619)	$(773,412)	$(7,059,661)	$(8,115,692)

[1]	Statement of assets and liabilities location: Unrealized depreciation on forward foreign currency contracts and outstanding swap agreements, at value.
[2]	Includes cumulative depreciation of futures contracts as reported in the futures contracts table in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Activities in derivative instruments during the period ended April 30, 2011, were as follows:

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Net realized gain (loss)[1]

Forward contracts	$—	$—	$255,574	$255,574

Futures contracts	(180,310)	—	—	(180,310)

Options purchased[3]	—	—	87,748	87,748

Options written	—	—	137,062	137,062

Swap agreements	647,713	492,226	73,739	1,213,678

Total net realized gain	$467,403	$492,226	$554,123	$1,513,752

Net change in unrealized appreciation/depreciation[2]

Forward contracts	$—	$—	$(763,304)	$(763,304)

Futures contracts	(275,410)	—	—	(275,410)

Options purchased[3]	—	—	(9,946)	(9,946)

Options written	—	—	82	82

Swap agreements	(571,586)	331,919	126,775	(112,892)

Total net change in unrealized appreciation/depreciation	$(846,996)	$331,919	$(646,393)	$(1,161,470)

[1]	Statement of operations location: Net realized gain (loss) on futures contracts, options written, swap agreements and forward foreign currency contracts.
[2]	Statement of operations location: Change in net unrealized appreciation/depreciation on futures contracts, options written, swap agreements and forward foreign currency contracts.
[3]	Realized and unrealized gain (loss) is included in net realized gain (loss) from investments and net change in unrealized appreciation/depreciation of investments.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign currency translation—The Fund uses the foreign currency exchange rates determined as of the close of regular trading on the NYSE. For purposes of calculating the US dollar equivalent value of a non-US dollar denominated obligation, foreign currency amounts are translated into US dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of the Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund’s portfolio are presented at the foreign exchange rates at the end of the Fund’s fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with US federal income tax regulations.

Forward foreign currency contracts—The Fund may enter into forward foreign currency exchange contracts (“forward contracts“) in connection with planned purchases or sales of securities or to hedge the US dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts in an attempt to enhance income or gains.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

Futures contracts—The Fund may use financial futures contracts for hedging purposes and to adjust exposure to US and foreign fixed income markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. The Fund may also use futures contracts in an attempt to enhance income or gains. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Swap agreements—The Fund may engage in swap agreements, including but not limited to interest rate, currency, total return, and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund

Global High Income Fund Inc.
Notes to financial statements (unaudited)

anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The Fund may enter into currency swap agreements with another party in order to receive or pay amounts based on changes in currency exchange rates to protect itself from or take advantage of exchange rate fluctuations. The Fund utilizes currency swaps to earn income and enhance returns as well as to manage the risk profile of the Fund. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified currency exchange rate(s) for a specified amount. Currency swap agreements are subject to general market risk, liquidity risk, counterparty risk, foreign exchange risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or other credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in delivery of a security with a value other than had been anticipated (such as a party’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2011 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on sovereign issues—sell protection” in the Notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

The use of swap agreements involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

Structured notes—The Fund may invest in structured notes whose values are based on the price movements of a referenced security or index. The value of these structured notes will rise and fall in response to changes in the referenced security or index. On the maturity date of each structured note, the Fund will receive a payment from a counterparty based on the value of the referenced security or index (notional amount multiplied by price of the referenced security or index) and record a realized gain or loss.

Structured notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Structured notes are also subject to the risk that the issuer of the structured notes may fail to perform its contractual obligations.

Option writing—The Fund may write (sell) put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium

Global High Income Fund Inc.
Notes to financial statements (unaudited)

originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Purchased options—The Fund may purchase put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), as well as exchange listed call options on particular market segment indices to achieve temporary exposure to a specific security, currency, industry or geographic region. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, security or currency transaction to determine the realized gain or loss.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-distribution date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with US federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the

Global High Income Fund Inc.
Notes to financial statements (unaudited)

United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with related entities
The Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund’s average weekly net assets. Since August 1, 2005, UBS Global AM has contractually agreed to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the annual rate of 1.25% of the Fund’s average weekly net assets on assets up to $200 million, and at the annual rate of 1.00% of the Fund’s average weekly net assets on assets above $200 million. This fee reduction “breakpoint” continues indefinitely unless the Fund’s board agrees to any change. Additionally, effective August 1, 2010, through July 31, 2011. UBS Global AM has agreed voluntarily to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the following annual rates:

Average weekly net assets	Advisory fee

Up to $200 million	1.20%

Above $200 million	1.00%

At April 30, 2011, the Fund owed UBS Global AM $274,597 which is composed of $289,806 of investment advisory and administration fees less fees waived of $15,209. For the six months ended April 30, 2011, UBS Global AM waived $91,379 of investment advisory and administration fees from the Fund.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended April 30, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $6,915,672. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund did not lend any securities during the six months ended April 30, 2011.

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Capital stock
There are 100,000,000 shares of $0.001 par value common stock authorized and 21,591,836 shares outstanding at April 30, 2011. For the six months ended April 30, 2011 and for the year ended October 31, 2010, there were no transactions involving common stock.

Purchases and sales of securities
For the six months ended April 30, 2011, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $105,421,252 and $106,679,912, respectively.

Federal tax status
It is the Fund’s policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows:

Distributions paid from:	2010

Ordinary income	$22,842,003

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending October 31, 2011.

As of and during the six months ended April 30, 2011, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Global High Income Fund Inc.
Tax information (unaudited)

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting. Since the Fund’s fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2011. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed no later than January 31, 2012. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Global High Income Fund Inc.
General information (unaudited)

The Fund
Global High Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Shareholder information
The Fund’s NYSE trading symbol is “GHI.” Net asset value and market price information as well as other information about the Fund is updated each business day on UBS’s web site at the following internet address: http://globalam-us.ubs.com/corpweb/closedendedfunds.do.

Shareholder meeting information
An annual meeting of shareholders of the Fund was held on February 17, 2011. At the meeting, the two nominees as Class I directors, namely Bernard H. Garil and Heather R. Higgins, were elected to serve as board members for three year terms and until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

		Shares
To vote for or withhold authority	Shares	withhold
in the election of:	voted for	authority

Bernard H. Garil	18,814,647.52	844,541.36

Heather R. Higgins	18,816,778.90	842,409.98

The following persons’ terms of office as directors also continued after the annual meeting given that they are in other director classes: Richard Q. Armstrong, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg and Barry M. Mandinach.

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Global High Income Fund Inc.
General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1 888-793 8637.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-888-793 8637, online on UBS’s Web site: http://www.ubs.com/1/e/globalam/Americas/globalamus/globalamusii/ closed_end_funds.html or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend reinvestment plan
The Fund’s Board has established a Dividend Reinvestment Plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.

The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund’s transfer agent and should include the shareholder’s name and address as they appear on that share certificate or in the transfer agent’s records.

Global High Income Fund Inc.
General information (unaudited)

An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund’s market price exceeds its net asset value; a portion of a dividend/distribution may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend/distribution will be equal to the result obtained by dividing the amount of the dividend/distribution payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent’s fees for handling the reinvestment of dividends/distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent’s open market purchases of common stock in connection with the reinvestment of dividends/distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such dividends/distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such dividend/distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days’ written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to the transfer agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035. For further information regarding the Plan, you may also contact the transfer agent directly at 1-866-352 5528.

Distribution policy
The Fund’s Board adopted a managed distribution policy in December 1999, which was revised effective June 2005, and again effective August 2009.

Global High Income Fund Inc.
General information (unaudited)

Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund’s net asset value, as determined as of the last trading day during the first week of that month (usually a Friday unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distribution pursuant to the policy from 11% to 9% effective beginning with the June 2005 monthly distribution. The Board approved a further reduction in the annualized rate for distribution pursuant to the policy from 9% to 8% in July 2009, effective beginning with the August 2009 monthly distribution. Prior to December 20, 1999, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses.

Monthly distributions based on a fixed percentage of the Fund’s net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund’s Board receives recommendations from UBS Global AM, the Fund’s investment advisor, periodically and no less frequently than annually will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made.

The above information supplements that contained on the inside front cover of this report.

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Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Uwe Schillhorn
President	Vice President

Mark F. Kemper
Vice President and Secretary

Thomas Disbrow
Vice President and Treasurer

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

© 2011 UBS Global Asset Management (Americas) Inc. All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
June 2011

www.ubs.com/globalam-us

Item 2.   Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6.   Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics—Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons—The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 8, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 8, 2011